Prepaid Consulting (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 07, 2012	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Prepaid Consulting [Line Items]
Exercise price, Per share		$ 3.60
Shares issued for consulting services, Value		$ 210,000
Fair value assumptions, Method used		Binomial Option model
Compensation recognized as contributed capital				$ 847,300
Former Chairman Options [Member]
Prepaid Consulting [Line Items]
Shares issued for prepaid consulting fees (in shares)	575,000		575,000
Stock option expiration period	2 years
Shares issued for consulting services, Value			$ 718,871
Fair value assumptions, Method used			Binomial Option model
Expected term			5 years
Exercise price range, Lower range limit			$ 3.00
Exercise price range, Upper range limit			$ 4.60
Fair value assumptions, Risk free interest rate, Minimum			0.25%
Fair value assumptions, Risk free interest rate, Maximum			0.30%
Fair value assumptions, Expected volatility rate, Minimum			89.348%
Fair value assumptions, Expected volatility rate, Maximum			90.201%
Compensation recognized as contributed capital			$ 847,300
Consulting fees			1,081,553	$ 403,071
Unamortized prepaid consulting expense			$ 81,547
Former Chairman Options [Member] | Exercise Price One [Member]
Prepaid Consulting [Line Items]
Shares issued for prepaid consulting fees (in shares)	375,000
Exercise price, Per share	$ 2.95
Former Chairman Options [Member] | Exercise Price Two [Member]
Prepaid Consulting [Line Items]
Shares issued for prepaid consulting fees (in shares)	200,000
Exercise price, Per share	$ 4.80